UNITED STATES
   SECURITIES AND EXCHANGE COMMISSION
         Washington, D.C. 20549

               FORM 24F-2
    ANNUAL NOTICE OF SECURITIES SOLD
         PURSUANT TO RULE 24F-2

1.        Name and address of issuer:

          North Track Funds, Inc,
          250 E. Wisconsin Avenue
          Suite 2000
          Milwaukee, WI 53202

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

               X

3.        Investment Company Act File Number:

          811-4401

          Securities Act File Number:

          033-00012

4(a).     Last day of fiscal year for which this Form is filed:

          31-Oct-05

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year ). (See Instruction A.2.)

          Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).     Check box if this is the last time the issuer will be filing this
          Form:

5.        Calculation of registration fee:

            (i)     Aggregate sale price of securities
                    sold during the fiscal year pursuant
                    to section 24(f);                            $785,304,934
                                                                 ------------

            (ii)    Aggregate price of securities
                    redeemed or repurchased during
                    the fiscal year:               $805,316,084
                                                   ------------

            (iii)   Aggregate price of securities
                    redeemed pr repurchased during
                    any prior fiscal year ending no
                    earlier than October 11, 1995
                    that were not previously used to
                    reduce registration fees payable
                    to the Commission:                       $0
                                                   ------------

            (iv)    Total available redemption credits
                    [add items 5(ii) and 5(iii)]:                $805,316,084
                                                                 ------------

            (v)     Net sales -- if Item 5(i) is greater
                    than Item 5(iv) [subtract Item 5(iv)
                    from Item 5(i)]:                                       $0
                                                                 ------------

            (vi)    Redemption credits available for
                    use in future years            $(20,011,150)
                    - if Item 5(i) is less than    ------------
                    Item 5(iv) [subtract Item 5(iv)
                    from Item 5(i)]:

            (vii)   Multiplier for determining registration
                    fee (See Instruction C.9):                   x   0.000107
                                                                 ------------

            (viii)  Registration fee due [multiply Item
                    5(v) by Item 5(vii)] (enter "0" if
                    no fee is due):                              =         $0
                                                                 ------------
                                                                 ------------
6.        Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: -0-.

7.        Interest due -- if this Form is being filed more
          than 90 days after the end of the issuer's fiscal
          year (see Instruction D):                              +         $0
                                                                 ------------

8.        Total amount of the registration fee due plus any
          interest due [line 5(viii) plus line 7]:               =         $0
                                                                 ------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

          N/A

          Method of Delivery:

               Wire Transfer

               Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*<F1>           /s/ Franklin P. Ciano
                                        ---------------------
                                        Franklin P. Ciano, Treasurer
Date  1/20/06
      -------
*<F1>     Please print the name and title of the signing officer below the signature.